Related Party Balances and Transactions - Schedule of Amounts Due to Related Parties (Detail)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties	$ 110,594,814	¥ 719,563,038	¥ 20,473,187
Qufenqi Inc. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	125,006	813,326	867,874
Guosheng Financial Holding Inc. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	97,097,703	631,746,787
Guosheng Securities Asset Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	12,829,943	83,475,455
Alipay.com Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	64,337	418,597
Zhima Credit Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 477,825	¥ 3,108,873	¥ 19,605,313